Prospectus Supplement August 14, 2017

For the following funds with prospectuses dated April 7, 2017–August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed above (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:
Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

*A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.30%	0.30%	1 year	$ 641	$ 650
Distribution and/or service (12b-1) fees	0.24[4]	0.23[4]	3 years	783	810
Other expenses	0.15	0.25	5 years	937	983
Total annual fund operating expenses	0.69	0.78	10 years	1,384	1,486

4 Restated to reflect current fees.

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.23%	0.23%	1 year	$ 633	$ 640
Distribution and/or service (12b-1) fees	0.25[3]	0.24[3]	3 years	756	780
Other expenses	0.12	0.21	5 years	891	932
Total annual fund operating expenses	0.60	0.68	10 years	1,282	1,373

3Restated to reflect current fees.

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	0.46%	1 year	$ 463
Distribution and/or service (12b-1) fees	0.30[2]	3 years	659
Other expenses	0.18	5 years	872
Total annual fund operating expenses	0.94	10 years	1,482
Expense reimbursement[4]	0.04
Total annual fund operating expenses after expense reimbursement	0.90

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.76%	1 year	$ 710
Distribution and/or service (12b-1) fees	0.21[3]	3 years	996
Other expenses	0.44	5 years	1,302
Total annual fund operating expenses	1.41	10 years	2,169

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.57%	1 year	$ 494
Distribution and/or service (12b-1) fees	0.30[1]	3 years	761
Other expenses[2]	0.42	5 years	1,048
Total annual fund operating expenses	1.29	10 years	1,865
Expense reimbursement[3]	0.08
Total annual fund operating expenses after expense reimbursement	1.21

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.46%	0.46%	1 year	$ 660	$ 666
Distribution and/or service (12b-1) fees	0.27[3]	0.23[3]	3 years	840	860
Other expenses	0.15	0.26	5 years	1,035	1,070
Total annual fund operating expenses	0.88	0.95	10 years	1,597	1,674

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.33%	1 year	$ 331
Distribution and/or service (12b-1) fees	0.23[2]	3 years	502
Other expenses	0.25[2]	5 years	688
Total annual fund operating expenses	0.81	10 years	1,227

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.24%	0.24%	1 year	$ 443	$ 451
Distribution and/or service (12b-1) fees	0.25[3]	0.23[3]	3 years	587	612
Other expenses	0.20	0.30	5 years	745	787
Total annual fund operating expenses	0.69	0.77	10 years	1,201	1,293

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	0.30%	1 year	$ 442
Distribution and/or service (12b-1) fees	0.29[3]	3 years	584
Other expenses	0.09	5 years	739
Total annual fund operating expenses	0.68	10 years	1,190

3 Restated to reflect current fees.

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	A	Share class:	A
Management fees	0.29%	1 year	$ 446
Distribution and/or service (12b-1) fees	0.25[3]	3 years	597
Other expenses	0.18	5 years	761
Total annual fund operating expenses	0.72	10 years	1,236

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.24%	0.24%	1 year	$ 633	$ 642
Distribution and/or service (12b-1) fees	0.25[3]	0.24[3]	3 years	756	786
Other expenses	0.11	0.22	5 years	891	942
Total annual fund operating expenses	0.60	0.70	10 years	1,282	1,395

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.19%	0.19%	1 year	$ 436	$ 444
Distribution and/or service (12b-1) fees	0.25[3]	0.24[3]	3 years	566	590
Other expenses	0.18	0.27	5 years	708	750
Total annual fund operating expenses	0.62	0.70	10 years	1,120	1,213

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.23%	0.23%	1 year	$ 634	$ 643
Distribution and/or service (12b-1) fees	0.25[3]	0.24[3]	3 years	759	789
Other expenses	0.13	0.24	5 years	896	947
Total annual fund operating expenses	0.61	0.71	10 years	1,293	1,407

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.44%	0.44%	1 year	$ 470	$ 477
Distribution and/or service (12b-1) fees	0.26[3]	0.24[3]	3 years	672	694
Other expenses	0.27	0.36	5 years	891	927
Total annual fund operating expenses	0.97	1.04	10 years	1,520	1,598

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.38%	0.38%	1 year	$ 652	$ 660
Distribution and/or service (12b-1) fees	0.25[3]	0.23[3]	3 years	816	840
Other expenses	0.17	0.27	5 years	994	1,035
Total annual fund operating expenses	0.80	0.88	10 years	1,508	1,597

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.42%	1 year	$ 663
Distribution and/or service (12b-1) fees	0.23[3]	3 years	848
Other expenses	0.26	5 years	1,050
Total annual fund operating expenses	0.91	10 years	1,630

3 Restated to reflect current fees.

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.25%	0.25%	1 year	$ 635	$ 642
Distribution and/or service (12b-1) fees	0.25[3]	0.23[3]	3 years	762	786
Other expenses	0.12	0.22	5 years	901	942
Total annual fund operating expenses	0.62	0.70	10 years	1,305	1,395

3 Restated to reflect current fees.

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.27%	1 year	$ 647
Distribution and/or service (12b-1) fees	0.23[3]	3 years	801
Other expenses	0.25	5 years	968
Total annual fund operating expenses	0.75	10 years	1,452

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.22%	0.22%	1 year	$ 630	$ 640
Distribution and/or service (12b-1) fees	0.25[3]	0.24[3]	3 years	747	777
Other expenses	0.10	0.21	5 years	875	927
Total annual fund operating expenses	0.57	0.67	10 years	1,248	1,362

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.20%	0.20%	1 year	$ 313	$ 321
Distribution and/or service (12b-1) fees	0.27[3]	0.24[3]	3 years	447	471
Other expenses	0.16	0.27	5 years	592	635
Total annual fund operating expenses	0.63	0.71	10 years	1,017	1,110
[3]	Restated to reflect current fees.

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.49%	0.49%	1 year	$ 664	$ 672
Distribution and/or service (12b-1) fees	0.25[3]	0.23[3]	3 years	854	878
Other expenses	0.19	0.29[3]	5 years	1,060	1,101
Total annual fund operating expenses	0.93	1.01	10 years	1,652	1,740

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.24%	0.24%	1 year	$ 633	$ 641
Distribution and/or service (12b-1) fees	0.24[3]	0.23[3]	3 years	756	783
Other expenses	0.12	0.22	5 years	891	937
Total annual fund operating expenses	0.60	0.69	10 years	1,282	1,384
[3]	Restated to reflect current fees.

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.39%	0.39%	1 year	$ 654	$ 662
Distribution and/or service (12b-1) fees	0.24[3]	0.22[3]	3 years	822	845
Other expenses	0.19	0.29	5 years	1,004	1,045
Total annual fund operating expenses	0.82	0.90	10 years	1,530	1,619

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.38%	1 year	$ 659
Distribution and/or service (12b-1) fees	0.23[3]	3 years	837
Other expenses	0.26	5 years	1,029
Total annual fund operating expenses	0.87	10 years	1,586

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.55%	0.55%	1 year	$ 679	$ 685
Distribution and/or service (12b-1) fees	0.24[4]	0.22[4]	3 years	899	916
Other expenses	0.29	0.37	5 years	1,136	1,167
Total annual fund operating expenses	1.08	1.14	10 years	1,816	1,881

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.63%	0.63%	1 year	$ 682	$ 689
Distribution and/or service (12b-1) fees	0.25[3]	0.23[3]	3 years	908	931
Other expenses	0.23	0.33	5 years	1,151	1,192
Total annual fund operating expenses	1.11	1.19	10 years	1,849	1,935

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	0.21%	0.21%	1 year	$ 439	$ 446
Distribution and/or service (12b-1) fees	0.27[3]	0.23[3]	3 years	575	597
Other expenses	0.17	0.28	5 years	724	761
Total annual fund operating expenses	0.65	0.72	10 years	1,155	1,236

3 Restated to reflect current fees.

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)		Example
Share class:	529-A	Share class:	529-A
Management fees	0.24%	1 year	$ 640
Distribution and/or service (12b-1) fees	0.23[3]	3 years	777
Other expenses	0.20	5 years	927
Total annual fund operating expenses	0.67	10 years	1,362

3 Restated to reflect current fees.

4.	The fourth paragraph under the heading “Class A shares” in the “Sales charges” section of the prospectus is amended and restated as follows:

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Class A shares purchased before August 14, 2017 are subject to a contingent deferred sales charge period of 12 months.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-252-0817P CGD/AFD/10039-S63463

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY

Statement of Additional Information Supplement August 14, 2017

For the following funds and series with statements of additional information dated April 7, 2017-August 1, 2017 (each as supplemented to date)

AMCAP Fund®	Capital World Bond Fund®
American Balanced Fund®	Capital World Growth and Income Fund®
American Funds College Target Date Series®	EuroPacific Growth Fund®
American Funds Corporate Bond Fund®	Fundamental Investors®
American Funds Developing World Growth and Income FundSM	The Growth Fund of America®
American Funds Emerging Markets Bond Fund®	The Income Fund of America®
American Funds Global Balanced FundSM	Intermediate Bond Fund of America®
American Funds Inflation Linked Bond Fund®	International Growth and Income FundSM
American Funds Mortgage Fund®	The Investment Company of America®
American Funds Portfolio SeriesSM	Limited Term Tax-Exempt Bond Fund of America®
American Funds Retirement Income Portfolio SeriesSM	The New Economy Fund®
American Funds Short-Term Tax-Exempt Bond Fund®	New Perspective Fund®
American Funds Strategic Bond FundSM	New World Fund®
American Funds Target Date Retirement Series®	Short-Term Bond Fund of America®
American Funds Tax-Exempt Fund of New York®	SMALLCAP World Fund®
American High-Income Municipal Bond Fund®	The Tax-Exempt Bond Fund of America®
American High-Income Trust®	The Tax-Exempt Fund of California®
American Mutual Fund®	U.S. Government Securities Fund®
The Bond Fund of America®	Washington Mutual Investors FundSM
Capital Income Builder®

The first paragraph under the heading “Payment of service fees” in the “Management of the fund” section of the statement of additional information is amended and restated as follows:

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-256-0817O CGD/10149-S63469